RESEARCH AND DEVELOPMENT - Disclosure of research and development expense (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Research And Development [Line Items]
Research and development expense	$ 12,180,938	$ 6,313,988	$ 354,852
Laboratory costs [Member]
Research And Development [Line Items]
Research and development expense	146,649	82,871	25,874
Novel drug development [Member]
Research And Development [Line Items]
Research and development expense	8,557,000	3,638,910	110,029
Patents and related payments [Member]
Research And Development [Line Items]
Research and development expense	73,645	513,302	13,895
Salary and subcontractors [Member]
Research And Development [Line Items]
Research and development expense	2,631,884	1,369,769	43,754
Share-based compensation [Member]
Research And Development [Line Items]
Research and development expense	$ 771,760	$ 709,136	$ 161,300